Derivative Instruments, Realized Gain (Loss) Related to Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	$ 4,558	$ (365)	$ (14,198)	$ (7,841)
Not Designated as Hedging Instrument [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	4,558	(365)	(14,198)	(7,841)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Interest Rate Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	(6,759)	(5,558)	(54,624)	(13,582)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Swaptions [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	(212)	(382)	(212)	(1,144)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | TBAs [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	(115)	1,307	344	1,087
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Treasury Futures [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	$ 11,644	$ 4,268	$ 40,294	$ 5,798